Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	$ 772,270	$ 766,684
Excess Net Capital	$ 10,289,730	$ 1,144,066
Percent of Requirement Maintained	1432.00%	249.00%
Capital Levels Maintained	$ 11,062,000	$ 1,910,750
Zhong Yang Securities Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	386,135	383,342
Excess Net Capital	$ 10,001,673	$ 890,558
Percent of Requirement Maintained	2690.00%	332.00%
Capital Levels Maintained	$ 10,387,808	$ 1,273,900
Zhong Yang Capital Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	386,135	383,342
Excess Net Capital	$ 288,057	$ 253,508
Percent of Requirement Maintained	175.00%	166.00%
Capital Levels Maintained	$ 674,192	$ 636,850